Expense Example - WarCap Unconstrained Equity ETF - WarCap Unconstrained Equity ETF	Sep. 08, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 317